Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables.
Schedule of composition of trade and other payables

	2025 £m	2024 £m
Trade payables	2,058	1,973
Customer return and rebate accruals	755	738
Other payables and accruals	417	477
Wages and salaries	280	290
Accrued interest on financial liabilities	91	104
Social security	50	54
VAT payables	45	51
Deferred income	34	18
Total	3,730	3,705

Schedule of supply chain financing arrangements

Carrying amount of liabilities (£m)	2025	2024
Presented within trade and other payables	11	15
of which suppliers have received payments	6	8
Range of payment due dates
Liabilities that are part of the arrangements	60-125	60-125
Comparable trade payables that are not part of the arrangement	30-125	30-125